CONTRACTUAL TRANSMISSION ASSETS - RBSE flow of receipts before and after the reprofiling, complementary recognition (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	R$ 34,637,368
Contractual transmission assets flow of receivable after	49,393,864
Net of tax effect on receivable in RBSE	4,858,744
Approved RAP's	5,665,041
21-22
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	9,308,006
Contractual transmission assets flow of receivable after	5,509,358
22-23
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	9,308,006
Contractual transmission assets flow of receivable after	6,318,346
23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	6,040,332
Contractual transmission assets flow of receivable after	7,513,232
24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	6,040,332
Contractual transmission assets flow of receivable after	7,513,232
25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,313,564
Contractual transmission assets flow of receivable after	7,513,232
26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,313,564
Contractual transmission assets flow of receivable after	7,513,232
27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,313,564
Contractual transmission assets flow of receivable after	7,513,232
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,111,198
Contractual transmission assets flow of receivable after	2,898,615
Approved RAP's	877,862
CGT Eletrosul | 21-22
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	596,864
Contractual transmission assets flow of receivable after	348,483
CGT Eletrosul | 22-23
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	596,864
Contractual transmission assets flow of receivable after	402,467
CGT Eletrosul | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	371,405
Contractual transmission assets flow of receivable after	429,533
CGT Eletrosul | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	371,405
Contractual transmission assets flow of receivable after	429,533
CGT Eletrosul | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	58,220
Contractual transmission assets flow of receivable after	429,533
CGT Eletrosul | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	58,220
Contractual transmission assets flow of receivable after	429,533
CGT Eletrosul | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	58,220
Contractual transmission assets flow of receivable after	429,533
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	8,628,530
Contractual transmission assets flow of receivable after	15,215,988
Approved RAP's	1,675,244
Chesf | 21-22
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,878,312
Contractual transmission assets flow of receivable after	1,730,040
Chesf | 22-23
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	2,878,312
Contractual transmission assets flow of receivable after	1,976,338
Chesf | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,435,953
Contractual transmission assets flow of receivable after	2,301,922
Chesf | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,435,953
Contractual transmission assets flow of receivable after	2,301,922
Chesf | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable after	2,301,922
Chesf | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable after	2,301,922
Chesf | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable after	2,301,922
Eletronorte.
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	5,182,219
Contractual transmission assets flow of receivable after	6,850,297
Approved RAP's	1,311,073
Eletronorte. | 21-22
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,377,853
Contractual transmission assets flow of receivable after	840,549
Eletronorte. | 22-23
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,377,853
Contractual transmission assets flow of receivable after	955,493
Eletronorte. | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	886,948
Contractual transmission assets flow of receivable after	1,010,851
Eletronorte. | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	886,948
Contractual transmission assets flow of receivable after	1,010,851
Eletronorte. | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	217,539
Contractual transmission assets flow of receivable after	1,010,851
Eletronorte. | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	217,539
Contractual transmission assets flow of receivable after	1,010,851
Eletronorte. | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	217,539
Contractual transmission assets flow of receivable after	1,010,851
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	18,715,421
Contractual transmission assets flow of receivable after	24,428,964
Approved RAP's	1,800,862
Furnas | 21-22
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,454,977
Contractual transmission assets flow of receivable after	2,590,286
Furnas | 22-23
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	4,454,977
Contractual transmission assets flow of receivable after	2,984,048
Furnas | 23-24
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	3,346,026
Contractual transmission assets flow of receivable after	3,770,926
Furnas | 24-25
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	3,346,026
Contractual transmission assets flow of receivable after	3,770,926
Furnas | 25-26
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,037,805
Contractual transmission assets flow of receivable after	3,770,926
Furnas | 26-27
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,037,805
Contractual transmission assets flow of receivable after	3,770,926
Furnas | 27-28
Investments in subsidiaries, joint ventures and associates [abstract]
Contractual transmission assets flow of receivable before	1,037,805
Contractual transmission assets flow of receivable after	R$ 3,770,926